DOCUMENT AND ENTITY INFORMATION - shares		12 Months Ended
	Apr. 15, 2020	Dec. 31, 2021
Document Information [Line Items]
Document Type		20-F
Document Registration Statement		false
Document Annual Report		true
Document Period End Date		Dec. 31, 2021
Document Transition Report		false
Document Shell Company Report		false
Entity File Number		001-38294
Entity Registrant Name		TORM plc
Entity Incorporation, State or Country Code		X0
Entity Address, Address Line One		Birchin Court
Entity Address, Address Line Two		20 Birchin Lane
Entity Address, City or Town		London
Entity Address, Country		GB
Entity Address, Postal Zip Code		EC3V 9DU
Title of 12(b) Security		Class A common shares, par value $0.01 per share
Trading Symbol		TRMD
Security Exchange Name		NASDAQ
Entity Common Stock, Shares Outstanding		81,233,269
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Accelerated Filer
Entity Emerging Growth Company		true
ICFR Auditor Attestation Flag		false
Document Accounting Standard		International Financial Reporting Standards
Entity Shell Company		false
Entity Central Index Key		0001655891
Current Fiscal Year End Date		--12-31
Document Fiscal Year Focus		2021
Document Fiscal Period Focus		FY
Amendment Flag		false
Entity Ex Transition Period		false
Auditor Name	Deloitte	EY Godkendt Revisionspartnerselskab
Auditor Firm ID	1294	1757
Auditor Location	Copenhagen, Denmark	Copenhagen, Denmark
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One		Tuborg Havnevej 18
Entity Address, City or Town		Hellerup
Entity Address, Country		DK
Entity Address, Postal Zip Code		DK-2900
Contact Personnel Name		Jacob Meldgaard
City Area Code		45
Local Phone Number		39 17 92 00